Defined benefit scheme (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Nominal interest rate			5.22%
Increase (decrease) discount rate	0.50%	0.50%
Rate Hike Expced Salaries Increased	0.50%	0.50%
Vacation provision	₪ 795		₪ 831
Increase (decrease) resignation rate	10.00%	10.00%
Defined Benefit Obligation [Member] | Discount Rate Increase [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation	₪ 212	$ 60
Defined Benefit Obligation [Member] | Salaries Increase [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation	120	34
Defined Benefit Obligation [Member] | Resignation Rate [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation	₪ 123	$ 35